UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Jed Bowen                Greenwich, CT          November 13, 2007
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $403,012 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                 Title of               Market Value   SH/PRN   SH/ PUT/ Investment  Other      Voting Authority
Name of Issuer                    Class         CUSIP     (x1,000)     Amount   PRN CALL Discretion Managers    Sole    Shared None
Advanced Medical Optics Inc  Note 2.500% 7/1  00763MAG3        1,996  2,100,000 PRN        SHARED             2,100,000
Allergan Inc                 Common           018490102        5,764     89,400 SH         SHARED                89,400
Amdocs Ltd                   ORD              G02602103        2,339     62,900 SH         SHARED                62,900
Bausch & Lomb Inc            FRNT 8/0         071707AM5       30,287 25,200,000 PRN        SHARED            25,200,000
Beazer Homes USA Inc         Note 4.625% 6/1  07556QAL9        1,849  2,550,000 PRN        SHARED             2,550,000
Citadel Broadcasting Corp    Common           17285T106          197     47,317 SH         SHARED                47,317
Cytyc Corp                   Note 2.250% 3/1  232946AB9       28,718 17,900,000 PRN        SHARED            17,900,000
Disney Walt Co               Common Disney    254687106       22,731    660,980 SH         SHARED               660,980
E M C Corp Mass              Note 1.750%12/0  268648AM4       15,048 10,500,000 PRN        SHARED            10,500,000
Fair Isaac Corp              Note 1.500% 8/1  303250AD6       17,689 17,700,000 PRN        SHARED            17,700,000
FEI Co                       Note 6/1         30241LAD1        6,247  5,200,000 PRN        SHARED             5,200,000
FLIR Sys Inc                 Common           302445101       16,395    296,000 SH         SHARED               296,000
Ford Mtr Co Del              Com Par $0.01    345370860          428     45,098 SH         SHARED                45,098
Gateway Inc                  Note 1.500% 12/3 367626AB4       15,750 16,300,000 PRN        SHARED            16,300,000
General Mtrs Corp            DEB SR CV C 33   370442717       15,557    636,000 SH         SHARED               636,000
Gold Resv Inc                Note 5.500% 6/1  38068NAB4          357    400,000 PRN        SHARED               400,000
Integra Lifesciences Hldgs C Note 2.500% 3/1  457985AB5          488    340,000 PRN        SHARED               340,000
Intel Corp                   Common           458140100       12,219    472,500 SH         SHARED               472,500
Itron Inc                    Note 2.500% 8/0  465741AJ5       11,493  7,400,000 PRN        SHARED             7,400,000
Johnson & Johnson            Common           478160104        5,926     90,200 SH         SHARED                90,200
Kellwood Co                  DBCV 3.500% 6/1  488044AF5        4,386  4,860,000 PRN        SHARED             4,860,000
Liberty Media Corp New       DEB 0.750% 3/3   530718AF2       45,024 40,931,000 PRN        SHARED            40,931,000
Lions Gate Entmnt Corp       Note 2.938%10/1  535919AF1       10,719 10,100,000 PRN        SHARED            10,100,000
Manor Care Inc New           Note 2.125% 4/1  564055AK7       17,824  8,600,000 PRN        SHARED             8,600,000
Medicis Pharmaceutical Corp  Note 2.500% 6/0  58470KAA2        5,880  5,300,000 PRN        SHARED             5,300,000
Mesa Air Group Inc           Note 2.115% 2/1  590479AD3       10,504 20,200,000 PRN        SHARED            20,200,000
Micron Technology Inc        Common           595112103          855     77,000 SH         SHARED                77,000
Millipore Corp               Note 3.750% 6/0  601073AD1        8,020  7,400,000 PRN        SHARED             7,400,000
Nabors Inds Inc              Note 0.940% 5/1  629568AP1       14,496 15,100,000 PRN        SHARED            15,100,000
NCI Building Sys Inc         Note 2.125%11/1  628852AG0        1,277  1,070,000 PRN        SHARED             1,070,000
Nortel Networks Corp New     Note 4.250% 9/0  656568AB8        1,764  1,800,000 PRN        SHARED             1,800,000
Oil Sts Intl Inc             Note 2.375% 7/0  678026AB1       11,840  7,130,000 PRN        SHARED             7,130,000
OSI Pharmaceuticals Inc      Note 2.000%12/1  671040AF0        8,060  6,200,000 PRN        SHARED             6,200,000
PMC-Sierra Inc               Common           69344F106        4,128    492,000 SH         SHARED               492,000
Polymedica Corp              Note 1.000% 9/1  731738AB6        7,810  6,700,000 PRN        SHARED             6,700,000
Scientific Games Corp        SDCV 0.750%12/0  80874PAD1        2,167  1,600,000 PRN        SHARED             1,600,000
Sybase Inc                   Note 1.750% 2/2  871130AB6        5,590  5,200,000 PRN        SHARED             5,200,000
Synaptics Inc                Note 0.750%12/0  87157DAB5        8,765  7,800,000 PRN        SHARED             7,800,000
Tech Data Corp               DBCV 2.750%12/1  878237AE6        7,659  7,800,000 PRN        SHARED             7,800,000
Thermo Fisher Scientific Inc Common           883556102       10,216    177,000 SH         SHARED               177,000
United Auto Group Inc        Note 3.500% 4/0  909440AH2        4,550  3,500,000 PRN        SHARED             3,500,000
                                                             403,012